Income Taxes - Schedule of Income Tax (Expenses) Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expense	$ (543,641)	$ (97,184)
Deferred income tax (expenses) benefits	(993,625)	736,087
Income tax (expenses) benefits	$ (1,537,266)	$ 638,903